Goodwill and Other Intangible Assets (Details) - Schedule of estimated amortization expense relating to intangible assets $ in Thousands	Sep. 30, 2021 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
Remaining 3 months of 2021	$ 8,213
2022	30,765
2023	16,166
2024	12,251
2025 and thereafter	49,615
Total	$ 117,010